Quarterly Report
May 31, 2019
MFS®  Technology Fund

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace – 3.1%
CACI International, Inc., “A” (a)	16,595	$3,377,414
FLIR Systems, Inc.	175,366	8,475,439
Harris Corp.	99,429	18,612,115
Northrop Grumman Corp.	24,233	7,348,657
		$37,813,625
Biotechnology – 1.5%
Bio-Techne Corp.	67,543	$13,376,891
Illumina, Inc. (a)	17,850	5,478,344
		$18,855,235
Broadcasting – 0.5%
Netflix, Inc. (a)	18,536	$6,363,038
Brokerage & Asset Managers – 1.2%
NASDAQ, Inc.	90,113	$8,167,842
Tradeweb Markets, Inc.	134,866	6,081,108
		$14,248,950
Business Services – 18.1%
Cognizant Technology Solutions Corp., “A”	42,704	$2,644,659
DXC Technology Co.	531,293	25,257,669
Endava PLC, ADR (a)	408,895	15,309,029
Fidelity National Information Services, Inc.	197,371	23,743,731
First Data Corp. (a)	344,417	8,755,080
Fiserv, Inc. (a)	283,482	24,339,764
FleetCor Technologies, Inc. (a)	47,685	12,312,744
Global Payments, Inc.	201,216	30,995,313
PayPal Holdings, Inc. (a)	291,706	32,014,733
Total System Services, Inc.	223,907	27,659,232
TransUnion	136,638	8,955,255
Verisk Analytics, Inc., “A”	63,588	8,902,320
		$220,889,529
Cable TV – 1.0%
Altice USA, Inc.	520,773	$12,232,958
Computer Software – 17.6%
Adobe Systems, Inc. (a)	168,808	$45,730,087
Autodesk, Inc. (a)	88,466	14,235,064
DocuSign, Inc. (a)	82,922	4,648,607
Microsoft Corp.	489,192	60,503,267
Pagerduty, Inc. (a)	4,700	241,580
Red Hat, Inc. (a)	73,275	13,504,582
RingCentral, Inc. (a)	70,673	8,470,159
Salesforce.com, Inc. (a)	312,344	47,292,005
Uber Technologies, Inc. (a)	331,853	13,410,180
Zendesk, Inc. (a)	80,683	6,797,543
		$214,833,074
Computer Software - Systems – 7.5%
Apple, Inc.	143,756	$25,167,363
Constellation Software, Inc.	12,856	11,132,101
EPAM Systems, Inc. (a)	26,162	4,515,300
HubSpot, Inc. (a)	40,572	7,030,316
New Relic, Inc. (a)	61,509	6,170,583

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Pluralsight, Inc., “A” (a)	251,888	$8,025,152
Presidio, Inc.	445,582	5,903,962
Rapid7, Inc. (a)	47,796	2,497,341
ServiceNow, Inc. (a)	58,413	15,300,117
Square, Inc., “A” (a)	95,253	5,900,923
		$91,643,158
Consumer Services – 1.0%
Grand Canyon Education, Inc. (a)	103,833	$12,445,423
Electrical Equipment – 0.9%
Amphenol Corp., “A”	113,209	$9,849,183
TE Connectivity Ltd.	14,241	1,199,520
		$11,048,703
Electronics – 2.9%
Applied Materials, Inc.	378,882	$14,658,944
Microchip Technology, Inc.	249,964	20,004,619
Silicon Laboratories, Inc. (a)	6,803	636,557
		$35,300,120
Internet – 19.6%
Alibaba Group Holding Ltd., ADR (a)	45,488	$6,789,539
Alphabet, Inc., “A” (a)(s)	109,257	120,892,870
Facebook, Inc., “A” (a)(s)	460,408	81,708,608
GoDaddy, Inc. (a)	235,459	17,518,150
Spotify Technology S.A. (a)	38,836	4,877,025
Wix.com Ltd. (a)	51,175	7,028,374
		$238,814,566
Leisure & Toys – 1.9%
Activision Blizzard, Inc.	126,567	$5,489,211
Electronic Arts, Inc. (a)	197,089	18,345,044
		$23,834,255
Medical & Health Technology & Services – 0.6%
Guardant Health, Inc. (a)	99,800	$7,672,624
Medical Equipment – 0.1%
Senseonics Holdings, Inc. (a)(l)	707,031	$1,399,921
Other Banks & Diversified Financials – 9.0%
Mastercard, Inc., “A”	206,338	$51,891,943
Visa, Inc., “A”	359,896	58,062,022
		$109,953,965
Printing & Publishing – 1.0%
IHS Markit Ltd. (a)	206,327	$11,841,107
Specialty Stores – 10.0%
Amazon.com, Inc. (a)(s)	68,888	$122,281,022
Total Common Stocks		$1,191,471,273
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 2.46% (v)	30,615,313	$30,615,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.37% (j)	1,077,095	$1,077,095
Securities Sold Short – (0.9)%
Automotive – (0.9)%
Tesla, Inc.	(59,571)	$(11,030,166)

Other Assets, Less Liabilities – 0.8%		9,248,064
Net Assets – 100.0%		$1,221,381,579
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $30,615,313 and $1,192,548,368, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At May 31, 2019, the fund had cash collateral of $4,130,340 and other liquid securities with an aggregate value of $15,982,774 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,191,471,273	$—	$—	$1,191,471,273
Mutual Funds	31,692,408	—	—	31,692,408
Total	$1,223,163,681	$—	$—	$1,223,163,681
Securities Sold Short	$(11,030,166)	$—	$—	$(11,030,166)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$26,383,831	$184,669,150	$180,438,083	$544	$(129)	$30,615,313
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$473,569	$—